Document and Entity Information	Oct. 28, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	Medidata Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34387
Entity Tax Identification Number	13-4066508
Entity Address, Address Line One	350 Hudson Street, 9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	918-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001453814
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	MDSO
Security Exchange Name	NASDAQ